Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
	Amount previously disclosed for the three months ended September 30, 2020	Effect of early adoption of an amendment to IAS 16	Restated balance for the three months ended September 30, 2020 following the adoption of IAS 16 Amendments
Equity pick up from Investment in Juanicipio	$(3,392)	$3,518	$126

Net (loss) income	(3,607)	3,518	(89)

Net (loss) income per share	(0.04)	0.04	-

Investment in Juanicipio	153,384	3,518	156,902

Deficit	(217,062)	3,518	(213,544)

Total Equity	$300,958	$3,518	$304,476

	Amount previously disclosed for the nine months ended September 30, 2020	Effect of early adoption of an amendment to IAS 16	Restated balance for the nine months ended September 30, 2020 following the adoption of IAS 16 Amendments
Equity pick up from Investment in Juanicipio	$(6,890)	$3,518	$(3,372)

Net (loss) income	(17,208)	3,518	(13,690)

Net (loss) income per share	$(0.19)	$0.04	$(0.15)

Investment in Juanicipio	153,384	3,518	156,902

Deficit	(217,062)	3,518	(213,544)

Total Equity	$300,958	$3,518	$304,476

Disclosure of detailed information about property, plant and equipment [text block]
Building	4% declining balance
Computer equipment	30% declining balance
Office equipment	30% declining balance
Exploration camp and equipment	30% declining balance
Right-of-Use assets	straight-line over the earlier of the end of the lease term or useful life of the asset